ORGANIZATION AND BASIS OF PRESENTATION	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
ORGANIZATION AND BASIS OF PRESENTATION

NOTE 1. ORGANIZATION AND BASIS OF PRESENTATION

Organization

Effective April 14, 2014 (the “IPO Effective Date”), La Quinta Holdings Inc. (“Holdings”) completed its initial public offering (“IPO”) in which Holdings issued and sold 44.0 million shares of common stock at an initial public offering price of $17.00 per share. Holdings was incorporated in the state of Delaware on December 9, 2013 and, prior to the IPO Effective Date, had no operations. In connection with the IPO, we completed certain transactions including, among others, refinancing our existing debt, acquiring 14 previously managed hotels (the “Previously Managed Hotels”), and contributing the La Quinta Predecessor Entities (as defined below) into Holdings, which resulted in the La Quinta Predecessor Entities becoming owned by a “C” corporation for federal income tax purposes.

Lodge Holdco I L.L.C. (“Holdco I”) and Lodge Holdco II L.L.C. (“Holdco II”), each a Delaware limited liability company, were formed on January 4, 2006. Lodge Holdco III L.L.C. (“Holdco III”), a Delaware limited liability company, was formed March 17, 2006. We refer collectively to Holdco I, Holdco II, and Holdco III as the “La Quinta Predecessor Entities”. Since those dates and prior to the completion of our IPO, the La Quinta Predecessor Entities were owned and controlled by Blackstone Real Estate Partners IV L.P. and affiliates (“BREP IV”) and Blackstone Real Estate Partners V L.P. and affiliates (“BREP V”). BREP IV and BREP V are affiliates of The Blackstone Group L.P. (collectivity, the “Funds” or “Blackstone”).

As it pertains to the periods prior to completion of our IPO, the accompanying condensed consolidated financial statements include the accounts of each of the La Quinta Predecessor Entities, and all related wholly and majority owned subsidiaries and consolidated Variable Interest Entities (“VIE”). For these periods, the La Quinta Predecessor Entities have been presented on a combined historical basis due to their prior common ownership and control. In connection with the IPO, the Funds and other pre-IPO owners contributed their equity interests in the La Quinta Predecessor Entities to Holdings in exchange for an aggregate of 81.06 million shares of common stock of Holdings. Holdings then transferred such equity interests to its wholly-owned subsidiary which pledged these interests as security for borrowings under a new credit agreement. As a result, as it pertains to the period subsequent to completion of our IPO, the accompanying condensed consolidated financial statements also include the accounts of Holdings, the Previously Managed Hotels, and all other wholly and majority owned subsidiaries created in connection with the IPO. The combined or consolidated entity presented may also be referred to herein as “La Quinta”, “we”, “us”, “our”, or the “Company”, as the context requires, when we refer to our historical operations and financial performance.

We own and operate hotels, some of which are subject to a land lease, located in the United States under the La Quinta and, through August 8, 2013, the Baymont brands. We also franchise and, until the acquisition of the Previously Managed Hotels upon completion of our IPO, managed hotels under the La Quinta brand, with franchised hotels currently operating in the United States (“US”), Canada, and Mexico. As of September 30, 2014 and 2013, total owned, franchised, and managed hotels, and the approximate number of associated rooms were as follows:

	September 30, 2014		September 30, 2013
	# of hotels	# of rooms	# of hotels	# of rooms

Owned(1)	352	44,800	355	45,200
Joint Venture	1	200	1	200
Previously Managed Hotels(2)	—	—	14	1,700
Franchised	501	40,500	466	37,300

Totals	854	85,500	836	84,400

(1)	See discussion of discontinued operations in Note 3.

(2)	These hotels were, as of September 30, 2013, owned by affiliates of the Funds. On April 14, 2014, these hotels were acquired by Holdco III. (See Notes 4 and 9)

Basis of Presentation and Use of Estimates

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information, the instructions to Form 10-Q and Article 10 of Regulation S-X. Accordingly, they do not include all information or footnotes required by GAAP for complete annual financial statements. Although we believe the disclosures made are adequate to prevent the information presented from being misleading, these financial statements should be read in conjunction with the La Quinta Predecessor Entities combined financial statements and notes thereto for the years ended December 31, 2013, 2012, and 2011, which are included in our prospectus, dated April 8, 2014, filed by Holdings with the Securities and Exchange Commission on April 9, 2014. All intercompany transactions have been eliminated. In our opinion, the accompanying condensed consolidated financial statements reflect all adjustments, including normal recurring items, considered necessary for a fair presentation of the interim periods. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported and, accordingly, ultimate results could differ from those estimates. Interim results are not necessarily indicative of full year performance because of the impact of seasonal and short-term variations.

Effective April 14, 2014, Holdings’ wholly owned subsidiary, La Quinta Intermediate Holdings L.L.C., acquired 100% of the ownership interests of LQ Management L.L.C. (“LQM”) for $0.8 million in cash. Prior to April 14, 2014, LQM was a VIE, in which the La Quinta Predecessor Entities had a significant variable financial interest, and were the primary beneficiary. LQM received no member or other capital contribution, or equity investment upon formation or thereafter. LQM’s sole purpose is to manage all of our day-to-day operations, as well as to provide, prior to the IPO, day to day management of the Previously Managed Hotels. In return for providing these management services, we and, prior to the IPO, the Previously Managed Hotels pay LQM a management fee and reimburse LQM for costs incurred on our behalf, and, prior to the IPO, on behalf of the Previously Managed Hotels, in accordance with management and service agreements in place prior to the IPO. The La Quinta Predecessor Entities were the primary beneficiary of LQM as the management and service agreements in place provided for the La Quinta Predecessor Entities to reimburse LQM for its expenses in a manner that allowed LQM to realize a reasonable profit. We have not provided financial or other support to LQM during the periods presented that we were not contractually required to provide, and LQM’s agreements with its vendors are structured as non-recourse to our general credit. On April 14, 2014, LQM became a wholly owned subsidiary of Holdings and, as a result, is no longer a VIE.

As of December 31, 2013, LQM’s assets and liabilities were as follows (in thousands):

Cash and cash equivalents	$2,609
Restricted cash	6,700
Receivables from affiliates	49,027
Other current assets	4,472
Property and equipment, net	21,005
Intangible assets, net	347
Accounts payable	25,259
Accrued expenses and other liabilities	25,670
Accrued payroll and employee benefits	26,052
Capital lease obligation (related party)	23,852

Note 1. Organization

The accompanying combined financial statements include the accounts of Lodge Holdco I L.L.C. (“Holdco I”), Lodge Holdco II L.L.C. (“Holdco II”), Lodge Holdco III L.L.C. (“Holdco III”) (collectively herein, the “Holdcos” or “La Quinta Predecessor Entities”) and all related wholly-owned and majority owned subsidiaries. The Holdcos may also be referred to herein as “La Quinta”, “we”, “us”, “our”, or the “Company”.

Holdco I and Holdco II, Delaware limited liability companies, were formed on January 4, 2006. Holdco III, a Delaware limited liability company, was formed on March 17, 2006. Since those dates, we have been owned and controlled by Blackstone Real Estate Partners IV L.P. and affiliates (“BREP IV”) and Blackstone Real Estate Partners V L.P. and affiliates (“BREP V”). BREP IV and BREP V are affiliates of The Blackstone Group L.P. (collectivity referred to herein as the “Funds” or “Blackstone”).

We own and operate hotels, some of which are subject to ground leases, located in the United States under the La Quinta and Baymont brands, and franchise and manage hotels currently operating in the United States, Canada, and Mexico. As of December 31, 2013, 2012 and 2011, total owned, franchised, and managed hotels, and approximate number of associated rooms were as follows (unaudited):

	2013		2012		2011
	# of hotels	# of rooms	# of hotels	# of rooms	# of hotels	# of rooms

Owned—La Quinta(1)	342	43,500	371	47,000	371	47,000
Owned—Baymont(1)	—	—	11	1,200	12	1,300
Joint Venture—La Quinta	1	200	1	200	1	200
Managed—La Quinta(2)	14	1,700	14	1,700	14	1,700
Franchised—La Quinta	477	38,300	449	35,800	430	34,100

Totals	834	83,700	846	85,900	828	84,300

(1)	See discussion of discontinued operations in Note 6.

(2)	These hotels are owned by affiliates of the Funds and are referred to herein as the “Managed Hotels”. (See Note 13).

Lodging operations are particularly sensitive to adverse economic and competitive conditions and trends, which could adversely affect the Company’s business, financial condition, and results of operations.

We are contemplating participating in an initial public offering (“IPO”) by a newly formed holding company, La Quinta Holdings Inc. (“Holdings”), which, as part of the IPO, would become our ultimate parent. Holdings is a “C” corporation for Federal income tax purposes. We also anticipate completing certain transactions simultaneous with or prior to the effectiveness of the IPO including obtaining replacement financing or extension of our existing debt due in July 2014 (See Note 8), and the acquisition of the Managed Hotels.